Financial Instruments (Estimated Fair Value of Debt, Financing and Capital Lease Obligations) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current and long-term debt, financing and capital lease obligations, Carrying amount	$ 31,370
Successor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current and long-term debt, financing and capital lease obligations, Carrying amount	32,277	32,485
Liabilities, Fair Value Disclosure, Nonrecurring	34,199	33,745
Financial Instruments, Owned, Corporate Debt, at Fair Value			2,929
Derivative Asset	0	0	175
Successor [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Nonrecurring	27,516	27,000
Financial Instruments, Owned, Corporate Debt, at Fair Value			0
Derivative Asset			0
Successor [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Nonrecurring	5,421	5,356
Financial Instruments, Owned, Corporate Debt, at Fair Value			0
Derivative Asset			0
Successor [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Nonrecurring	1,262	1,389
Financial Instruments, Owned, Corporate Debt, at Fair Value			2,929
Derivative Asset			175
Predecessor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current and long-term debt, financing and capital lease obligations, Carrying amount			23,569
Liabilities, Fair Value Disclosure, Nonrecurring			26,728
Derivative Asset			0
Predecessor [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Nonrecurring			17,506
Predecessor [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Nonrecurring			6,118
Predecessor [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Nonrecurring			$ 3,104